DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative warrants
	Closing date of private placement				Total warrant liability
	11/19/12	12/17/12	2/4/13	6/21/13
Ending balance at December 31, 2012	$1,062,651	$385,254	$ -	$ -	$1,447,905
Issuance of derivative warrants in private placement	--	--	270,790	5,671	276,461
Exercise or expiration	--	--	--	--	--
Change in fair value of warrant liability	(767,676)	(278,281)	(169,123)	(971)	(1,216,051)
Ending balance at June 30, 2013	$294,975	$106,973	$101,667	$4,700	$508,315

	Closing date of private placement			Total warrant liability
	9/30/11	11/19/12	12/17/12
Beginning balance at December 31, 2010	$ --	$ --	$ --	$ --
Issuance of derivative warrants in private placement	1,235,229	--	--	1,235,229
Exercise or expiration	--	--	--	--
Change in fair value of warrant liability	1,126,696	--	--	1,126,696
Balance at December 31, 2011	2,361,925	--	--	2,361,925
Issuance of derivative warrants in private placement	--	1,345,150	312,978	1,658,128
Exercise or expiration	--	--	--	--
Change in fair value of warrant liability	(2,288,374)	(282,499)	72,276	(2,498,597)
Reclassification of warrant from liability to equity	(73,551)	--	--	(73,551)
Ending balance at December 31, 2012	$ --	$1,062,651	$385,254	$1,447,905

Derivative warrants using Black-Scholes valuation technique
2012 Private Placement	12/31/12	6/30/13
Fair market value of common stock	$0.37	$0.18
Exercise price	$0.35	$0.35
Term (1)	(4)	(5)
Volatility range (2)	68.3%	(6)
Risk-free rate (3)	0.36%	0.66%

February 2013 Private Placement	2/4/13	6/30/13
Fair market value of common stock	$0.32	$0.18
Exercise price	$0.35	$0.35
Term (1)	4 Years	3.60 Years
Volatility range (2)	63.9%	66.3%
Risk-free rate (3)	0.37%	0.66%

June 2013 Private Placement	6/21/13	6/30/13
Fair market value of common stock	$0.20	$0.18
Exercise price	$0.35	$0.35
Term (1)	3 Years	2.98 Years
Volatility range (2)	65.7%	66.6%
Risk-free rate (3)	0.70%	0.66%

2011 Private Placement	9/30/11	12/31/11	10/1/12
Fair market value of common stock	$0.60	$0.95	$0.18
Exercise price	$0.60	$0.60	$0.60
Term (1)	3 Years	2.75 Years	2.0 Years
Volatility range (2)	68.5%	63.9%	69.7%
Risk-free rate (3)	0.50%	0.50%	0.25%

2012 Private Placement	11/19/12	12/17/12	12/31/12
Fair market value of common stock	$0.46	$0.32	$0.37
Exercise price	$0.35	$0.35	$0.35
Term (1)	4 Years	4 Years	(4)
Volatility range (2)	68.7%	68.6%	68.3%
Risk-free rate (3)	0.33%	0.37%	0.36%